Fair value measurement (Details) - Fair Value, Measurements, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment security	¥ 135,952
Total	2,251,952	¥ 3,218,140
Original maturity of three months or less [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	1,753,000	693,720
Original maturity more than three months but within one year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	363,000	¥ 2,524,420
Quoted prices in active markets for identical investments (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment security	135,952
Total	¥ 135,952
Quoted prices in active markets for identical investments (level 1) [Member] | Original maturity of three months or less [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits
Quoted prices in active markets for identical investments (level 1) [Member] | Original maturity more than three months but within one year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits
Significant other observable inputs (level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment security
Total	¥ 2,116,000	¥ 3,218,140
Significant other observable inputs (level 2) [Member] | Original maturity of three months or less [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	1,753,000	693,720
Significant other observable inputs (level 2) [Member] | Original maturity more than three months but within one year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	¥ 363,000	¥ 2,524,420
Significant unobservable inputs (level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment security
Total
Significant unobservable inputs (level 3) [Member] | Original maturity of three months or less [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits
Significant unobservable inputs (level 3) [Member] | Original maturity more than three months but within one year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits